Non-Controlling Interests (Details Textual) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Nov. 30, 2016 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2014 CNY (¥)	May 31, 2014
Noncontrolling Interest [Line Items]
Minority Interest	¥ 23,400	¥ 990,247		¥ 1,156,178	¥ 1,227,533	$ 152,198		¥ 1,519,045
Retained Earnings (Accumulated Deficit), Total		(18,746,454)		(15,428,426)		$ (2,881,277)
Payments to Noncontrolling Interests		¥ 0	$ 0	23,000	¥ 0
Hainan NCI [Member]
Noncontrolling Interest [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent		26.53%				26.53%
Minority Interest		¥ 95,800		34,295,000
Payments to Noncontrolling Interests		2,600		2,600
Hainan Tianneng [Member]
Noncontrolling Interest [Line Items]
Long-term Investments				34,295			$ 4,940
Accounts Payable, Related Parties, Current				¥ 40,000
Hengshui Yingli New Energy Resources Company Limited [Member]
Noncontrolling Interest [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent				4.25%			4.25%
Minority Interest				¥ 138,400
Retained Earnings (Accumulated Deficit), Total				¥ 60,500
Shenzhen NCI [Member]
Noncontrolling Interest [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent	40.00%
Payments to Noncontrolling Interests		14,000
Non Controlling Interest, Consideration To Repurchase	¥ 15,000
Adjustments To Additional Paid in Capital, Difference of Consideration and Carrying Amount of Non Controlling Interest		8,376
Due To Non Controlling Interests		¥ 1,000
Tianwei Baobian Tianwei Yingli [Member]
Noncontrolling Interest [Line Items]
Equity interest (as a percent)								25.99%
Tianwei Baobian Tianwei Group Tianwei Yingli [Member]
Noncontrolling Interest [Line Items]
Equity interest (as a percent)									7.00%